Organization	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
Virgin Galactic Holdings, Inc. and its wholly owned subsidiaries ("VGH, Inc.") are focused on the development, manufacture and operations of spaceships and related technologies for the purpose of conducting commercial human spaceflight and flying commercial research and development payloads into space. The development and manufacturing activities are located in Mojave, California with plans to operate the commercial spaceflights out of Spaceport America located in New Mexico. VGH, Inc. is majority owned by Vieco USA, Inc. (“Vieco US”), a wholly owned subsidiary of Vieco 10 Limited, a British Virgin Islands Company ("V10").

VGH, Inc. was originally formed as a Cayman Islands exempted company on May 5, 2017 under the name Social Capital Hedosophia Holdings Corp (“SCH”). SCH was a public investment vehicle incorporated as a blank check company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On July 9, 2019, SCH and V10 executed a definitive merger agreement between SCH and the entities under common control of V10 comprising the Virgin Galactic operating businesses (the “VG Companies”) (the “Virgin Galactic Business Combination”). The closing of the Virgin Galactic Business Combination occurred on October 25, 2019 and, in connection with the closing, SCH re-domiciled as a Delaware corporation under the name Virgin Galactic Holdings, Inc. Upon closing, the entities comprising the VG Companies became wholly owned subsidiaries of VGH, Inc. and in exchange the VGH, Inc. common stock due to V10 as consideration was received and directly held by Vieco US.
Throughout the notes to the consolidated financial statements, unless otherwise noted, “we,” “us,” “our,” the "Company" and similar terms refer to the VG Companies prior to the consummation of the Virgin Galactic Business Combination, and VGH, Inc. and its subsidiaries after the Virgin Galactic Business Combination. Prior to the Virgin Galactic Business Combination and prior to the series of V10 reorganizational steps, Galactic Ventures, LLC ("GV"), a wholly-owned subsidiary of V10, was the direct parent of VG Companies.